Contract Amounts of Derivative Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Foreign currency contracts USD ($)	Mar. 31, 2012 Foreign currency contracts JPY (¥)	Mar. 31, 2011 Foreign currency contracts JPY (¥)	Mar. 31, 2012 Foreign currency options USD ($)	Mar. 31, 2012 Foreign currency options JPY (¥)	Mar. 31, 2011 Foreign currency options JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap agreements	$ 4,137,000	¥ 339,234,000	¥ 284,444,000
Contract amounts of derivative instruments				$ 2,323,695	¥ 190,543,000	¥ 210,958,000	$ 337,280	¥ 27,657,000	¥ 3,555,000